UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:
(811- 07513 )

Exact name of registrant as specified in charter:
Putnam Funds Trust

Address of principal executive offices:
One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:
Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110

Registrant’s telephone number, including area code:
(617) 292-1000

Date of fiscal year end:
September 30, 2005

Date of reporting period:
December 31, 2005

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund

The fund's portfolio
12/31/05 (Unaudited)

COMMERCIAL PAPER (66.7%)(a)

	Yield %	Maturity date	Principal amount	Value

Domestic (48.6%)
Amstel Funding Corp.	4.652	6/20/06	$31,000,000	$30,333,930
Amstel Funding Corp.	4.449	3/08/06	22,187,000	22,008,025
Amstel Funding Corp.	4.414	3/07/06	25,000,000	24,802,969
Amstel Funding Corp.	4.378	2/28/06	27,000,000	26,811,645
Amstel Funding Corp.	4.353	2/23/06	22,000,000	21,860,566
Atlantic Asset Securitization, LLC	4.375	2/15/06	35,000,000	34,809,687
Atlantic Asset Securitization, LLC	4.337	1/12/06	30,000,000	29,960,308
Atlantic Asset Securitization, LLC	4.300	1/27/06	13,626,000	13,583,979
Atlantic Asset Securitization, LLC	4.270	1/20/06	17,625,000	17,585,559
Atlantic Asset Securitization, LLC	4.044	1/09/06	36,000,000	35,968,000
Bank of America Corp.	4.250	2/08/06	15,000,000	14,933,421
Bank of America Corp.	4.080	1/23/06	17,000,000	16,958,133
Bear Stearns Cos.	4.469	3/22/06	32,000,000	31,685,689
Bear Stearns Cos.	4.413	2/21/06	20,000,000	19,875,900
Bear Stearns Cos.	4.316	2/14/06	20,000,000	19,895,622
Bryant Park Funding, LLC	4.466	3/15/06	28,792,000	28,533,944
Bryant Park Funding, LLC	4.430	2/21/06	15,288,000	15,192,705
Bryant Park Funding, LLC	4.412	2/13/06	12,798,000	12,731,045
Bryant Park Funding, LLC	4.347	1/17/06	38,029,000	37,955,815
Bryant Park Funding, LLC	4.334	2/15/06	6,318,000	6,284,120
CAFCO, LLC.	4.423	2/28/06	25,000,000	24,823,181
CAFCO, LLC.	4.407	2/17/06	25,000,000	24,857,042
CAFCO, LLC.	4.332	2/09/06	45,385,000	45,173,827
CAFCO, LLC.	4.232	1/06/06	11,500,000	11,493,276
CIESCO, LLC	4.277	1/20/06	15,000,000	14,966,354
CIT Group, Inc.	4.222	1/24/06	15,000,000	14,959,942
CIT Group, Inc.	4.201	1/19/06	17,351,000	17,314,910
Citibank Credit Card Issuance Trust (Dakota)	4.330	1/05/06	25,000,000	24,988,000
Citibank Credit Card Issuance Trust (Dakota)	4.322	1/19/06	19,800,000	19,757,430
Citibank Credit Card Issuance Trust (Dakota)	4.260	1/19/06	17,000,000	16,964,045
Citigroup Funding, Inc.	4.291	1/30/06	20,000,000	19,931,367
Countrywide Financial Corp.	4.371	1/17/06	28,500,000	28,444,773
Countrywide Financial Corp.	4.368	1/11/06	12,000,000	11,985,467
Countrywide Financial Corp.	4.316	1/30/06	45,000,000	44,844,125
CRC Funding, LLC	4.238	1/11/06	10,116,000	10,104,170
CRC Funding, LLC	4.222	1/18/06	10,000,000	9,980,214
CRC Funding, LLC	4.158	1/23/06	11,310,000	11,281,558
Curzon Funding, LLC	4.467	3/17/06	24,000,000	23,779,000
Curzon Funding, LLC	4.326	1/12/06	35,000,000	34,953,907
Curzon Funding, LLC	4.281	1/23/06	23,000,000	22,940,264
Curzon Funding, LLC FRN, Ser. 1ML-5	4.329	4/28/06	18,000,000	17,998,836
General Electric Capital Corp.	4.281	1/31/06	25,000,000	24,911,458
Goldman Sachs Group, Inc. (The)	4.552	5/23/06	19,000,000	18,666,497
Govco, Inc.	4.647	6/23/06	35,000,000	34,235,773
Govco, Inc.	4.133	1/18/06	15,000,000	14,971,029
Jupiter Securitization Corp.	4.337	2/22/06	36,319,000	36,093,943
Jupiter Securitization Corp.	4.312	2/01/06	28,435,000	28,330,201
Klio II Funding Corp.	4.477	3/16/06	20,983,000	20,791,926
Klio II Funding Corp.	4.472	3/08/06	28,308,000	28,078,092
Klio II Funding Corp.	4.410	2/28/06	37,000,000	36,740,804
Klio II Funding Corp.	4.378	1/25/06	20,000,000	19,941,867
Klio II Funding Corp.	4.325	2/14/06	20,000,000	19,895,378
Master Funding, LLC Ser. B	4.373	1/26/06	20,000,000	19,939,583
Master Funding, LLC Ser. B	4.343	2/02/06	20,000,000	19,923,378
Master Funding, LLC Ser. B	4.342	1/31/06	20,000,000	19,928,167
Master Funding, LLC Ser. B	4.325	1/18/06	16,000,000	15,967,511
Master Funding, LLC Ser. B	4.161	1/13/06	20,000,000	19,972,533
MBNA Credit Card Master Note Trust	4.469	3/14/06	26,000,000	25,770,160
MBNA Credit Card Master Note Trust	4.453	3/07/06	40,000,000	39,681,500
MBNA Credit Card Master Note Trust	4.440	2/22/06	20,000,000	19,872,600
MBNA Credit Card Master Note Trust	4.425	2/22/06	22,300,000	22,158,593
Old Line Funding Corp.	4.366	2/06/06	25,000,000	24,891,500
Park Granada, LLC	4.469	3/16/06	20,000,000	19,818,289
Pfizer, Inc.	4.355	2/16/06	9,352,000	9,300,257
Sheffield Receivables Corp.	4.315	1/10/06	20,000,000	19,978,500
Thunder Bay Funding, Inc.	4.322	2/02/06	20,000,000	19,923,733
Thunder Bay Funding, Inc.	4.232	1/06/06	16,000,000	15,990,644
Thunder Bay Funding, Inc.	4.231	1/17/06	25,855,000	25,806,737
Yorktown Capital, LLC	4.330	1/04/06	25,000,000	24,991,000
				1,559,884,403

Foreign (18.1%)
Atlantis One Funding Corp. (Netherlands)	4.340	2/06/06	19,397,000	19,313,205
Atlantis One Funding Corp. (Netherlands)	4.312	2/02/06	8,791,000	8,757,555
Atlantis One Funding Corp. (Netherlands)	4.136	3/31/06	24,000,000	23,759,700
Banco Continental de Panama, S.A. (Calyon Letter Of Credit (LOC))
(France)	4.526	4/27/06	27,000,000	26,611,980
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.677	3/03/06	18,300,000	18,188,990
Bank of Ireland (Ireland)	4.400	2/27/06	15,300,000	15,194,379
Bank of Ireland (Ireland)	4.303	2/10/06	18,000,000	17,914,800
Bank of Ireland (Ireland)	4.251	1/23/06	22,000,000	21,943,264
Danske Corp. (Denmark)	4.339	2/03/06	30,000,000	29,881,200
Dexia Delaware, LLC (Belgium)	4.331	2/01/06	20,000,000	19,925,858
DnB NOR Bank ASA (Norway)	4.342	1/03/06	35,000,000	34,991,571
DnB NOR Bank ASA (Norway)	4.339	2/08/06	4,900,000	4,877,759
ING America Insurance Holdings (Netherlands)	4.373	1/13/06	15,600,000	15,577,302
ING America Insurance Holdings (Netherlands)	4.324	2/16/06	30,000,000	29,835,933
Nordea North America, Inc. (Sweden)	4.347	2/23/06	25,000,000	24,841,736
Nordea North America, Inc. (Sweden)	4.268	1/30/06	12,000,000	11,959,110
Nordea North America, Inc. (Sweden)	4.199	1/20/06	15,500,000	15,465,969
Spintab AB (Sweden)	4.423	3/28/06	20,000,000	19,791,689
Toronto Dominion Holdings (USA) (Canada)	4.470	3/31/06	27,000,000	26,704,965
Toyota Motor Credit Corp. (Japan)	4.272	1/31/06	34,000,000	33,879,867
Tulip Funding Corp. (Netherlands)	4.277	1/03/06	20,000,000	19,995,267

Tulip Funding Corp. (Netherlands)	4.239	1/06/06	55,000,000	54,967,729
Westpac Banking Corp. (Australia)	4.469	3/30/06	37,239,000	36,836,653
Westpac Banking Corp. (Australia)	4.352	2/07/06	16,625,000	16,551,185
Westpac Banking Corp. (Australia)	4.307	2/09/06	35,000,000	34,838,096
				582,605,762

Total commercial paper (cost $2,142,490,165)				$2,142,490,165

CERTIFICATES OF DEPOSIT (11.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (3.0%)
Citibank, N.A. Ser. CD	4.405	3/6/06	$40,000,000	$40,000,000
SunTrust Bank FRN, Ser. CD	4.282	5/12/06	30,000,000	30,000,000
Wells Fargo Bank N.A. Ser. CD	4.350	1/6/06	25,000,000	25,000,000
				95,000,000

Foreign (8.0%)
Bank of Ireland Ser. ECD (Ireland)	4.320	1/26/06	23,000,000	22,999,841
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	4.236	6/01/06	34,700,000	34,698,569
Barclays Bank PLC Ser. ECD (United Kingdom)	4.380	3/01/06	22,000,000	21,998,834
Barclays U.S. Funding Corp. Ser. ECD (United Kingdom)	4.125	2/07/06	17,000,000	16,997,960
BNP Paribas FRN, Ser. YCD (France)	4.308	6/19/06	17,000,000	16,996,172
Canadian Imperial Bank of Commerce FRN, Ser. YCD (Canada)	4.561	9/15/06	17,000,000	17,008,429
Canadian Imperial Bank of Commerce FRN, Ser. YCD1 (Canada)	4.350	1/23/07	15,000,000	15,000,000
Credit Suisse New York FRN, Ser. YCD (Switzerland)	4.390	7/18/06	22,000,000	22,005,565
Dexia Credit Local FRN, Ser. YCD (Belgium)	4.325	10/03/06	15,000,000	14,997,751
Fortis Bank SA/NV Ser. YCD (Belgium)	3.950	4/21/06	22,800,000	22,800,000
Societe Generale Ser. ECD (France)	3.900	4/18/06	51,000,000	50,998,747
				256,501,868

Total Certificates Of Deposit (cost $351,501,868)				$351,501,868

CORPORATE BONDS AND NOTES (10.2%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (8.4%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN, Ser. XMTN	4.390	1/10/07	$18,000,000	$18,000,000
Citigroup, Inc. notes	5.750	5/10/06	20,000,000	20,084,771
Citigroup, Inc. sr. notes FRN, Ser. MTN	4.521	3/29/06	20,000,000	20,002,183
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.762	2/13/06	18,000,000	18,009,298
Lehman Brothers Holdings, Inc. FRN, Ser. G	4.590	6/2/06	68,000,000	68,026,799
Merrill Lynch & Co., Inc. FRN, Ser. C	4.547	3/17/06	25,000,000	25,004,585
Merrill Lynch & Co., Inc. FRN, Ser. C	4.349	1/16/07	9,000,000	9,000,000
Morgan Stanley Dean Witter & Co. FRN	4.540	11/24/06	22,000,000	22,032,887
Morgan Stanley Dean Witter & Co. sr. notes FRN	4.799	3/27/06	30,000,000	30,019,836
National City Bank FRN, Ser. BKNT	4.380	6/2/06	20,000,000	19,998,000
National City Bank FRN, Ser. BKNT	4.379	7/26/06	20,000,000	20,004,177
				270,182,536

Foreign (1.8%)
Commonwealth Bank of Australia 144A FRN (Australia)	4.349	2/23/07	20,000,000	20,000,000
HSBC USA, Inc. sr. notes FRN, Ser. EXT (United Kingdom)	4.349	1/12/07	19,000,000	19,000,000
Nordea Bank AB 144A FRN (Sweden)	4.417	1/11/07	18,000,000	18,000,000
				57,000,000

Total corporate bonds and notes (cost $327,182,536)				$327,182,536

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae FRN	4.299	9/7/06	$25,000,000	$24,976,498
Federal Farm Credit Bank FRB	4.280	7/20/06	23,000,000	22,991,352

Total U.S. government agency obligations (cost $47,967,850)				$47,967,850

ASSET BACKED SECURITIES (0.9%)(a) (cost $28,912,105)

	Yield (%)	Maturity date	Principal amount	Value
TIAA Real Estate CDO, Ltd. 144A FRN Ser. 03-1A, Class A1MM (Cayman Islands)	4.410	3/21/06	$28,912,105	$28,912,105

TIME DEPOSITS (0.5%)(a) (cost $15,000,000)

	Yield (%)	Maturity date	Principal amount	Value
Societe Generale (France)	4.030	1/3/06	$15,000,000	$15,000,000

SHORT-TERM INVESTMENTS (9.5%)(a)

			Principal amount	Value

Interest in $552,000,000 joint tri-party repurchase agreement dated
December 30, 2005 with UBS Securities, LLC due January 3, 2006 with respect to various U.S. Government obligations -- maturity value of
$142,808,674 for an effective yield of 4.33% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.50% to 12.00% and due dates
ranging from July 1, 2006 to December 1, 2035, valued at $563,044,303)			$142,740,000	$142,740,000
Interest in $455,000,000 joint tri-party repurchase agreement dated
December 30, 2005 with Bank of America Securities, LLC due January 3,
2006 with respect to various U.S. Government obligations -- maturity value of $130,061,967 for an effective yield of 4.29% (collateralized by
Fannie Mae with a yield of 5.00% and a due date of April 1, 2035, valued
at $464,100,001)			130,000,000	130,000,000

Interest in $44,744,000 joint repurchase agreement dated December 30,
2005 with Bank of America Securities, LLC due January 3, 2006 with respect to various U.S. Government obligations -- maturity value of
$32,815,525 for an effective yield of 4.26% (collateralized by Freddie Mac with a yield of 4.25% and a due date of April 5, 2007, valued at
$44,744,000)	32,800,000	32,800,000

Total short-term investments (cost $305,540,000)		$305,540,000

TOTAL INVESTMENTS

Total investments (cost $3,218,594,524) (b)		$3,218,594,524

NOTES
(a)	Percentages indicated are based on net assets of $3,210,335,628
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2005.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2005: (as a percentage of Portfolio Value)

Australia	3.4%
Belgium	1.8
Canada	1.8
Cayman Islands	0.9
Denmark	0.9
France	4.0
Ireland	2.4
Japan	1.0
Netherlands	5.4
Norway	1.2
Sweden	2.8
Switzerland	0.7
United Kingdom	2.9
United States	70.8
Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam
Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2006